Segment Reporting - Revenue by Geographical Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenues	$ 27,361	$ 24,872	$ 25,912
UNITED STATES
Segment Reporting Information [Line Items]
Revenues	4,670	4,628	5,533
FRANCE
Segment Reporting Information [Line Items]
Revenues	2,635	2,608	2,580
ITALY
Segment Reporting Information [Line Items]
Revenues	3,052	2,874	2,524
BRAZIL
Segment Reporting Information [Line Items]
Revenues	1,788	1,587	1,670
GERMANY
Segment Reporting Information [Line Items]
Revenues	1,751	1,574	1,565
CANADA
Segment Reporting Information [Line Items]
Revenues	1,226	1,182	1,229
AUSTRALIA
Segment Reporting Information [Line Items]
Revenues	1,068	947	846
SPAIN
Segment Reporting Information [Line Items]
Revenues	1,003	921	810
ARGENTINA
Segment Reporting Information [Line Items]
Revenues	986	680	768
POLAND
Segment Reporting Information [Line Items]
Revenues	506	435	479
Others Countries [Member]
Segment Reporting Information [Line Items]
Revenues	7,790	6,594	6,900
Rest of World and Other [Member]
Segment Reporting Information [Line Items]
Revenues	$ 26,475	$ 24,030	$ 24,904